Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Options
Forfeited during the year	(4,000)
Vested	0
Ending Balance	223,055
Weighted-Average Exercise Price
Forfeited during the year	$ 23.18
Vested	$ 0
Ending Balance	$ 24.16
Weighted-Average Remaining Contractual Term (years)
Ending Balance	9 years 4 months 6 days
Aggregate Intrinsic Value, Beginning of period	$ 0
Aggregate Intrinsic Value, End of period	$ 0
April 14, 2014
Options
Granted	197,055
Weighted-Average Exercise Price
Granted	$ 24.29
Weighted-Average Remaining Contractual Term (years)
Granted	9 years 3 months 15 days
October 14, 2014
Options
Granted	30,000
Weighted-Average Exercise Price
Granted	$ 23.18
Weighted-Average Remaining Contractual Term (years)
Granted	9 years 9 months 15 days